UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Tony Hynes             Los Angeles, California         8/19/2010
------------------------       -----------------------      ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



















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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $1,070,535

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE






















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                                                                        FORM 13F INFORMATION TABLE
               COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
            NAME OF ISSUER      TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

ACTUANT CORP                  SDCV 2.000%11/1   00508X AB 0    8,965   8,485,000  PRN        SOLE               8,485,000
ALCON INC                     COM SHS           H01301 10 2   40,204     271,300  SH         SOLE                 271,300
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 2/1   018804 AH 7   14,222  15,000,000  PRN        SOLE              15,000,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073T AB 8   21,800  21,652,000  PRN        SOLE              21,652,000
APACHE CORP                   COM               037411 10 5   13,883     164,900  SH         SOLE                 164,900
BANK OF AMERICA CORPORATION   COM               060505 10 4   14,370   1,000,000  SH         SOLE               1,000,000
BARNES GROUP INC              NOTE 3.750% 8/0   067806 AB 5    7,095   7,089,000  PRN        SOLE               7,089,000
BHP BILLITON PLC              SPONSORED ADR     05545E 20 9   19,892     386,700  SH         SOLE                 386,700
BORGWARNER INC                NOTE 3.500% 4/1   099724 AF 3    4,819   3,725,000  PRN        SOLE               3,725,000
BOSTON SCIENTIFIC CORP        COM               101137 10 7   23,200   4,000,000  SH         SOLE               4,000,000
BUCYRUS INTL INC NEW          COM               118759 10 9   11,863     250,000  SH  PUT    SOLE                 250,000
CIENA CORP                    NOTE 0.250% 5/0   171779 AB 7    4,456   5,500,000  PRN        SOLE               5,500,000
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1   210795 PJ 3    2,260   2,000,000  PRN        SOLE               2,000,000
CORELOGIC INC                 COM               21871D 10 3    4,273     241,977  SH         SOLE                 241,977
CORRECTIONS CORP AMER NEW     COM NEW           22025Y 40 7   12,202     639,500  SH         SOLE                 639,500
DAVITA INC                    COM               23918K 10 8   28,098     450,000  SH         SOLE                 450,000
DAVITA INC                    COM               23918K 10 8   12,488     200,000  SH  PUT    SOLE                 200,000
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F 30 2   39,126   1,265,000  SH         SOLE               1,265,000
E M C CORP MASS               NOTE 1.750%12/0   268648 AM 4    6,329   5,000,000  PRN        SOLE               5,000,000
FIRST AMERN FINL CORP         COM               31847R 10 2    3,068     241,977  SH         SOLE                 241,977
FORD MTR CO DEL               *W EXP 01/01/201  345370 13 4    6,730   2,157,200  SH         SOLE               2,157,200
FRONTIER COMMUNICATIONS CORP  COM               35906A 10 8   10,665   1,500,000  SH  PUT    SOLE               1,500,000
GENZYME CORP                  COM               372917 10 4   19,039     375,000  SH         SOLE                 375,000
HEALTH CARE REIT INC          NOTE 4.750% 7/1   42217K AQ 9   11,747  11,000,000  PRN        SOLE              11,000,000
HEALTHSPRING INC              COM               42224N 10 1   20,163   1,300,000  SH         SOLE               1,300,000
HUMANA INC                    COM               444859 10 2   16,670     365,000  SH         SOLE                 365,000
ISHARES TR INDEX              RUSSELL 2000      464287 65 5   53,174     870,000  SH  PUT    SOLE                 870,000
JDA SOFTWARE GROUP INC        COM               46612K 10 8   10,150     461,800  SH         SOLE                 461,800
JOY GLOBAL INC                COM               481165 10 8    8,766     175,000  SH         SOLE                 175,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1    530715 AN 1   17,030  38,000,000  PRN        SOLE              38,000,000
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M 30 2   12,499     298,233  SH         SOLE                 298,233
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U 10 0   25,980     500,000  SH         SOLE                 500,000
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U 10 0   12,988     250,000  SH  PUT    SOLE                 250,000
MEAD JOHNSON NUTRITION CO     COM               582839 10 6   14,763     294,562  SH         SOLE                 294,562
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470K AA 2   16,771  16,944,000  PRN        SOLE              16,944,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112 AH 6    8,807  10,000,000  PRN        SOLE              10,000,000
NETAPP INC                    NOTE 1.750% 6/0   64110D AB 0   12,869  10,000,000  PRN        SOLE              10,000,000
NEWS CORP                     CL A              65248E 10 4   57,331   4,793,602  SH         SOLE               4,793,602
NORTHROP GRUMMAN CORP         COM               666807 10 2   38,108     700,000  SH  CALL   SOLE                 700,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002 10 6    4,581      48,400  SH         SOLE                  48,400
ON SEMICONDUCTOR CORP         NOTE 1.875%12/1   682189 AD 7   14,406  13,000,000  PRN        SOLE              13,000,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189 AE 5    6,085   6,500,000  PRN        SOLE               6,500,000
PACTIV CORP                   COM               695257 10 5   13,925     500,000  SH         SOLE                 500,000
PACTIV CORP                   COM               695257 10 5   13,925     500,000  SH  PUT    SOLE                 500,000
PALM INC NEW                  COM               696643 10 5    7,113   1,250,000  SH         SOLE               1,250,000
PALM INC NEW                  COM               696643 10 5   25,605   4,500,000  SH  CALL   SOLE               4,500,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279 AH 1    1,021   1,000,000  PRN        SOLE               1,000,000
QUESTAR CORP                  COM               748356 10 2      737      16,200  SH         SOLE                  16,200
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y 50 6   22,257     448,000  SH         SOLE                 448,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y 60 5   23,477   1,700,000  SH  CALL   SOLE               1,700,000
SEMPRA ENERGY                 COM               816851 10 9   51,469   1,100,000  SH         SOLE               1,100,000
SPDR GOLD TRUST               GOLD SHS          78463V 10 7   44,194     363,200  SH         SOLE                 363,200
SPDR GOLD TRUST               GOLD SHS          78463V 10 7   24,336     200,000  SH  PUT    SOLE                 200,000
UAL CORP                      NOTE 6.000%10/1   902549 AJ 3   19,880   8,000,000  PRN        SOLE               8,000,000
UNITEDHEALTH GROUP INC        COM               91324P 10 2   22,720     800,000  SH         SOLE                 800,000
VECTOR GROUP LTD              DBCV 5.750% 6/1   92240M AL 2   10,950  10,000,000  PRN        SOLE              10,000,000
VERISIGN INC                  COM               92343E 10 2   46,463   1,750,000  SH         SOLE               1,750,000
VIRGIN MEDIA INC              NOTE 6.500%11/1   92769L AB 7   23,323  20,000,000  PRN        SOLE              20,000,000
WELLS FARGO & CO NEW          COM               949746 10 1   12,800     500,000  SH         SOLE                 500,000
WESCO INTL INC                DBCV 2.625%10/1   95082P AE 5   12,849  12,857,000  PRN        SOLE              12,857,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701 11 5    1,556     222,400  SH         SOLE                 222,400

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